OTHER CURRENT ASSETS - NET (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
VAT recoverable	$ 29.7	$ 28.1
Other receivables - net	29.8	13.1
Prepaid expenses - net	8.2	13.6
Others	0.6	0.8
Other current assets	$ 68.3	$ 55.6